SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

On March 28, 2023, the Company entered into a Securities Purchase Agreement with F&P Capital Management Company Limited, pursuant to which the Company agreed to sell an aggregate of 4,000,000 ordinary shares, par value $0.01 per share, at a purchase price of $0.70 per share.